CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 12,090	$ 57,843	$ (209,961)
Adjustments to reconcile net income (loss) to cash provided by operating activities:
Depreciation	52,427	42,489	38,987
Net amortization of debt premiums and discounts and debt issuance costs	3,420	2,832	1,376
Gain on sale of real estate	0	(79)	0
(Gain) loss on early extinguishment of debt	1,715	(104)	(34)
Straight line rental income	(5,582)	(2,691)	(3,978)
Amortization of acquired real estate leases	56,174	29,003	28,624
Amortization of deferred leasing costs	3,802	3,265	2,349
Other non-cash expenses, net	300	284	817
Loss on impairment of real estate	9,490	0	0
Increase in carrying value of property included in discontinued operations	(619)	0	0
Equity in earnings of investees	13	(137)	(20)
Equity in earnings of Select Income REIT	(21,584)	(35,381)	(18,620)
Net (gain) loss on issuance of shares by Select Income REIT	(72)	(86)	42,145
Loss on distribution to common shareholders of The RMR Group Inc. common stock	0	0	12,368
Loss on impairment of Select Income REIT investment	0	0	203,297
Distributions of earnings from Select Income REIT	21,584	35,381	18,620
Change in assets and liabilities:
Restricted cash	0	0	0
Deferred leasing costs	(5,017)	(10,196)	(4,741)
Rents receivable	(4,990)	1,670	(2,729)
Other assets	1,368	25	515
Accounts payable and accrued expenses	11,696	1,970	1,097
Due to related persons	1,339	634	725
Net cash provided by operating activities	137,554	126,722	110,837
CASH FLOWS FROM INVESTING ACTIVITIES:
Real estate acquisitions and deposits	(1,187,012)	(200,331)	0
Real estate improvements	(45,940)	(32,999)	(19,163)
Investment in Select Income REIT	0	0	(95,821)
Investment in The RMR Group Inc.	0	0	(7,226)
Distributions in excess of earnings from Select Income REIT	29,248	14,954	28,410
Distributions in excess of earnings from our unconsolidated joint ventures	482	0	0
Proceeds from sale of properties, net	15,083	263	30,460
Net cash used in investing activities	(1,188,139)	(218,113)	(63,340)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of mortgage notes payable	(11,909)	(107,933)	(48,908)
Proceeds from issuance of senior notes, after discounts	297,954	300,235	0
Proceeds from issuance of common shares, net	493,866	0	0
Borrowings on unsecured revolving credit facility	645,000	399,000	195,000
Repayments on unsecured revolving credit facility	(235,000)	(356,000)	(78,000)
Payment of debt issuance costs	(4,644)	(544)	(21)
Repurchase of common shares	(264)	(337)	(172)
Distributions to common shareholders	(145,209)	(122,366)	(121,660)
Net cash provided by (used in) financing activities	1,039,794	112,055	(53,761)
Increase (decrease) in cash, cash equivalents and restricted cash	(10,791)	20,664	(6,264)
Cash and cash equivalents and restricted cash at beginning of year	30,471	9,807	16,071
Cash and cash equivalents and restricted cash at end of year	19,680	30,471	9,807
Supplemental cash flow information:
Interest paid	55,048	41,139	35,500
Income taxes paid	117	111	143
Non-cash investing activities:
Investment in The RMR Group Inc. paid in common shares	0	0	13,545
Sale of real estate	0	3,600	0
Mortgage note receivable related to sale of real estate	0	(3,600)	0
Distribution of The RMR Group Inc. common stock received from Select Income REIT	0	0	5,244
Working capital assumed	(1,596)	0	0
Non-cash financing activities:
Assumption of mortgage debt	167,548	0	0
Distribution to common shareholders of The RMR Group Inc. common stock	0	0	(9,132)
Preferred units of limited partnership issued	$ 20,221	$ 0	$ 0